LONG-TERM LOANS (Narrative) (Details) - Loan Agreement With Kreos Capital [Member] - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2024	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement	$ 20	$ 40
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees		9.50%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees		11.00%
First tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement		$ 10
Second tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement		$ 30